Income and Expenses - Finance Income (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis Of Income And Expense [Abstract]
Interest income		€ 1,564	€ 1,781	€ 1,996
Foreign exchange gains, net			2,341	6,050
Total	[1]	€ 1,564	€ 4,122	€ 8,046

[1]	Foreign exchange differences on a cumulative basis are shown either as finance income or expenses and might switch between those two positions during the year-to-date reporting periods.